UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2552

Waddell & Reed Advisors Funds, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

The following swap agreement was outstanding at June 30, 2008:
Counterparty	Reference Entity	Fixed Rate	Expiration Date	Notional Amount	Unrealized Depreciation

Merrill Lynch International	Wachovia Corporation	1.94%	6-20-13	$(7,000,000)	$(62,819)

(A)Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(B)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under the guidelines established by the Board of Directors. At June 30, 2008, the total value of these securities amounted to $7,492,455 or 0.85% of total investments.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Board of Directors. At June 30, 2008, the total value of these securities amounted to $14,314,478, or 1.62% of total investments.

The Investments of Waddell & Reed Advisors Bond Fund
June 30, 2008
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Banks - 0.74%
First Union Corporation,
7.574%, 8-1-26	$6,000	$6,520,590

Beverages - 0.81%
Coca-Cola Company (The),
5.35%, 11-15-17	7,000	7,066,276

Broadcasting - 1.90%
Comcast Cable Communications, Inc.,
8.5%, 5-1-27	5,250	6,056,447
Cox Communications, Inc.,
4.625%, 1-15-10	3,000	2,983,884
EchoStar DBS Corporation,
6.375%, 10-1-11	3,000	2,895,000
Westinghouse Electric Corporation,
8.875%, 6-14-14	4,500	4,804,682
		16,740,013
Business Equipment and Services - 0.47%
International Lease Finance Corporation,
5.0%, 4-15-10	3,000	2,908,581
Quebecor World Capital Corporation,
4.875%, 11-15-08 (A)	3,500	1,277,500
		4,186,081
Chemicals -- Petroleum and Inorganic - 0.45%
E.I. du Pont de Nemours and Company,
5.0%, 1-15-13	3,900	3,934,496

Coal - 0.34%
Peabody Energy Corporation,
6.875%, 3-15-13	3,000	3,007,500

Construction Materials - 0.54%
Hanson PLC,
7.875%, 9-27-10	4,500	4,734,486

Finance Companies - 15.98%
Alternative Loan Trust 2005-J4,
5.5%, 11-25-35	8,250	7,146,553
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-2,
4.783%, 7-10-43 (B)	7,500	7,364,807
CHL Mortgage Pass-Through Trust 2005-28,
5.25%, 1-25-19	11,483	10,933,385
CHYPS CBO 1997-1 Ltd.,
6.72%, 1-15-10 (C)	1,061	106,150
COMM 2005-C6,
5.144%, 6-10-44	18,500	18,234,597
First Horizon Alternative Mortgage Securities Trust 2005-FA6,
5.5%, 9-25-35	6,000	5,315,793
Ford Motor Credit Company,
7.375%, 10-28-09	1,000	910,850
GSR Mortgage Loan Trust 2004-2F,
7.0%, 1-25-34	2,876	2,969,105
General Electric Capital Corporation:
2.83%, 4-10-12 (B)	7,000	6,818,238
5.25%, 10-19-12	5,250	5,303,198
5.625%, 5-1-18	5,500	5,326,695
GlaxoSmithKline Capital Inc.,
5.65%, 5-15-18	7,500	7,482,555
IBM International Group Capital LLC,
5.05%, 10-22-12	3,500	3,575,684
ISA Capital do Brasil S.A.,
7.875%, 1-30-12 (D)	1,500	1,552,500
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2004-C1,
4.719%, 1-15-38	6,000	5,696,270
MASTR Adjustable Rate Mortgages Trust 2005-1,
5.80348%, 3-25-35 (B)	6,473	4,608,635
Merrill Lynch Mortgage Trust 2005-CIP1,
4.949%, 7-12-38 (B)	6,000	5,870,463
Student Loan Marketing Association,
0.0%, 10-3-22	9,420	4,660,658
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates:
Series 2004-1,
4.70253%, 2-25-34 (B)	3,724	2,606,674
Series 2004-3AC,
4.9348%, 3-25-34 (B)	4,393	3,233,920
Series 2004-5,
4.68784%, 5-25-34 (B)	2,889	1,083,260
Series 2004-12,
5.43204%, 9-25-34 (B)	3,819	1,336,676
Series 2004-18,
5.73192%, 12-25-34 (B)	5,956	2,680,020
Series 2005-21,
5.6906%, 11-25-35 (B)	4,932	1,972,712
Structured Adjustable Rate Mortgage Loan Trust:
Series 2005-22,
5.6091%, 12-25-35 (B)	3,827	1,339,555
Series 2006-1,
6.05904%, 2-25-36 (B)	3,861	965,340
Structured Asset Securities Corporation Trust 2005-16,
5.5%, 9-25-35	7,000	7,221,245
TIAA Global Markets, Inc.,
5.125%, 10-10-12 (C)	2,300	2,341,451
Wells Fargo Financial, Inc.,
5.5%, 8-1-12	5,000	5,077,090
Wells Fargo Mortgage Pass-Through Certificates, Series 2003-10,
4.5%, 9-25-18	7,500	7,131,623
		140,865,702
Food and Related - 0.58%
Cadbury Schweppes US Finance LLC,
3.875%, 10-1-08 (D)	3,000	2,996,928
ConAgra, Inc.,
6.7%, 8-1-27	2,000	2,094,460
		5,091,388
Forest and Paper Products - 0.14%
Westvaco Corporation,
7.5%, 6-15-27	1,260	1,253,839

Health Care -- Drugs - 1.24%
Abbott Laboratories,
5.6%, 5-15-11	2,375	2,484,255
Amgen Inc.,
6.15%, 6-1-18	3,000	3,019,599
Merck & Co., Inc.,
4.75%, 3-1-15	5,500	5,439,923
		10,943,777
Health Care -- General - 0.69%
Johnson & Johnson,
5.15%, 7-15-18	6,000	6,074,700

Hospital Supply and Management - 0.07%
HCA - The Healthcare Company,
8.75%, 9-1-10	609	616,612

Household -- General Products - 1.42%
Procter & Gamble Company (The),
8.0%, 9-1-24	10,000	12,530,850

Household -- Major Appliances - 0.35%
Controladora Mabe, S.A. de C.V.,
6.5%, 12-15-15 (C)	3,000	3,090,000

Insurance -- Property and Casualty - 0.52%
Berkshire Hathaway Finance Corporation,
4.75%, 5-15-12	4,500	4,563,279

Leisure Time Industry - 0.57%
Walt Disney Company (The),
4.7%, 12-1-12	5,000	5,033,450

Mining - 0.24%
BHP Billiton Finance (USA) Limited,
5.0%, 12-15-10	2,075	2,098,161

Multiple Industry - 0.22%
Toll Road Investors Partnership II, L.P.,
0.0%, 2-15-09 (C)	2,000	1,954,854

Petroleum -- Domestic - 0.82%
Duke Energy Corporation,
6.25%, 1-15-12	3,325	3,471,682
Chesapeake Energy Corporation,
7.5%, 9-15-13	3,750	3,750,000
		7,221,682
Petroleum -- Services - 0.59%
Halliburton Company,
6.75%, 2-1-27	4,950	5,236,273

Security and Commodity Brokers - 1.85%
JPMorgan Chase & Co.,
6.0%, 1-15-18	10,000	9,755,330
Merrill Lynch & Co., Inc.,
5.45%, 7-15-14	7,000	6,570,193
		16,325,523
Utilities -- Electric - 1.47%
Dominion Resources, Inc.,
5.25%, 8-1-33	7,500	7,282,388
HQI Transelec Chile S.A.,
7.875%, 4-15-11	3,250	3,490,048
Pepco Holdings, Inc.,
4.0%, 5-15-10	2,250	2,205,877
		12,978,313
Utilities -- Gas and Pipeline - 0.67%
Tennessee Gas Pipeline Company,
7.0%, 3-15-27	6,000	5,867,214

Utilities -- Telephone - 3.82%
AT&T Inc.,
4.95%, 1-15-13	2,000	1,993,948
British Telecommunications plc,
5.15%, 1-15-13	10,000	9,753,590
Deutsche Telekom International Finance B.V.,
8.0%, 6-15-10	7,000	7,406,294
New York Telephone Company,
6.7%, 11-1-23	2,250	2,194,582
Pacific Bell,
7.25%, 11-1-27	3,250	3,323,707
SBC Communications Inc.,
2.88813%, 11-14-08 (B)	1,000	999,573
Telecom Italia Capital,
6.999%, 6-4-18	3,750	3,785,696
Telefonos de Mexico, S.A. de C.V.,
4.5%, 11-19-08	4,250	4,260,557
		33,717,947

TOTAL CORPORATE DEBT SECURITIES - 36.49%		$321,653,006

(Cost: $342,922,336)

OTHER GOVERNMENT SECURITIES

Brazil - 0.19%
Federative Republic of Brazil (The),
9.25%, 10-22-10	1,500	1,662,000

Canada - 1.28%
Province de Quebec,
7.14%, 2-27-26	9,200	11,297,766

Supranational - 0.60%
Inter-American Development Bank,
8.4%, 9-1-09	5,000	5,273,185

TOTAL OTHER GOVERNMENT SECURITIES - 2.07%		$18,232,951

(Cost: $16,056,457)

MUNICIPAL OBLIGATIONS - 0.43%

Massachusetts
Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University Issue, Series C (2008) (Federally Taxable),
5.26%, 10-1-18	3,750	$3,806,063
(Cost: $3,750,000)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 10.51%
Federal Agricultural Mortgage Corporation Guaranteed Notes Trust 2006-1,
4.875%, 1-14-11 (D)	9,500	9,765,050
Federal Farm Credit Bank,
3.75%, 12-6-10	4,000	4,031,620
Federal Home Loan Mortgage Corporation:
3.625%, 9-15-08	4,500	4,509,644
2.375%, 5-28-10	14,050	13,849,816
5.875%, 3-21-11	5,000	5,267,095
5.75%, 7-20-11	4,500	4,604,400
5.375%, 1-9-14	11,250	11,343,229
5.0%, 12-14-18	10,109	9,462,125
5.2%, 3-5-19	7,500	7,421,573
Federal National Mortgage Association:
5.08%, 5-14-10	5,000	5,094,720
5.125%, 11-2-12	12,000	12,287,928
4.0%, 1-18-13	5,000	4,984,395
		92,621,595
Mortgage-Backed Obligations - 36.37%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates:
5.26%, 6-1-34 (B)	1,690	1,715,750
5.673%, 7-1-36 (B)	710	721,995
5.732%, 10-1-36 (B)	2,935	3,001,792
5.468%, 12-1-36 (B)	4,840	4,902,141
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
4.0%, 12-15-12	637	622,222
5.5%, 12-15-13 (Interest Only)	1,712	225,136
4.0%, 5-15-16	2,212	2,202,574
3.5%, 12-15-16	757	745,247
5.0%, 5-15-19	4,500	4,464,579
5.0%, 7-15-19	2,250	2,267,350
5.0%, 5-15-23	5,500	5,436,164
5.5%, 10-15-23 (Interest Only)	2,111	43,554
5.5%, 4-15-24 (Interest Only)	3,214	93,102
5.5%, 4-15-24 (Interest Only)	587	16,460
5.0%, 6-15-24 (Interest Only)	2,324	98,666
5.0%, 11-15-24	574	579,011
5.0%, 3-15-25	7,000	6,634,151
6.0%, 3-15-29	729	748,390
5.0%, 7-15-29 (Interest Only)	3,451	412,157
7.5%, 9-15-29	1,425	1,521,609
4.25%, 3-15-31	3,217	3,168,958
5.0%, 5-15-31	10,953	10,979,732
5.0%, 9-15-31 (Interest Only)	6,879	946,569
5.0%, 9-15-32	3,000	2,845,693
5.5%, 5-15-34	1,780	1,817,599
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.0%, 6-1-14	2,328	2,285,046
5.0%, 9-1-17	107	106,860
4.5%, 1-1-18	1,314	1,284,203
4.5%, 2-1-18	1,266	1,237,663
4.5%, 4-1-18	2,509	2,454,028
4.5%, 3-1-19	2,381	2,322,061
5.0%, 6-1-21	4,521	4,488,001
6.0%, 9-1-21	5,009	5,133,596
5.0%, 11-1-21	3,731	3,694,266
5.5%, 3-1-22	9,150	9,245,887
6.0%, 7-1-22	4,139	4,240,340
6.0%, 8-1-22	2,713	2,780,078
5.0%, 7-1-25	6,417	6,272,171
6.0%, 2-1-27	4,319	4,393,180
6.0%, 11-1-28	930	948,083
6.5%, 10-1-31	350	364,025
6.5%, 11-1-31	219	227,309
6.0%, 2-1-32	949	966,545
5.0%, 3-1-35	4,097	3,939,731
5.5%, 10-1-35	5,115	5,053,649
5.5%, 8-1-36	5,004	4,937,307
Federal Home Loan Mortgage Corporation Non-Agency REMIC/CMO:
5.5%, 3-15-31	4,100	4,180,934
5.5%, 9-15-31	11,250	11,395,388
Federal National Mortgage Association Adjustable Rate Pass-Through Certificates:
5.121%, 10-1-35 (B)	1,028	1,028,674
5.372%, 12-1-36 (B)	3,043	3,082,055
Federal National Mortgage Association Agency REMIC/CMO:
5.0%, 3-25-18	8,500	8,446,831
5.0%, 3-25-18 (Interest Only)	1,279	62,734
5.0%, 6-25-18	6,750	6,781,417
5.5%, 6-25-18	5,584	5,668,288
5.0%, 9-25-18	2,000	2,010,095
5.0%, 6-25-22	2,470	2,495,155
5.0%, 6-25-28	2,597	2,626,703
5.0%, 3-25-29	8,000	8,041,053
5.5%, 2-25-32	4,000	4,065,011
5.5%, 10-25-32	10,000	9,938,435
4.0%, 11-25-32	1,687	1,602,925
4.0%, 3-25-33	1,574	1,495,641
3.5%, 8-25-33	4,061	3,703,251
5.5%, 11-25-36 (Interest Only)	23,570	6,130,243
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.5%, 1-1-17	1,350	1,372,926
5.5%, 2-1-17	67	68,259
5.5%, 1-1-18	623	633,250
5.0%, 3-1-18	5,098	5,090,735
4.0%, 11-1-18	3,682	3,500,452
4.5%, 6-1-19	6,658	6,494,731
4.5%, 8-1-19	7,611	7,423,648
5.0%, 12-1-19	4,152	4,136,607
5.0%, 6-1-20	1,684	1,673,203
5.5%, 11-1-22	9,825	9,901,397
5.5%, 10-1-23	2,329	2,345,817
5.0%, 4-1-24	6,285	6,125,658
4.5%, 7-25-24	3,000	2,806,663
5.0%, 5-1-28	11,882	11,547,773
6.0%, 12-1-28	238	242,884
5.5%, 9-25-31	4,500	4,529,456
5.5%, 2-1-33	5,835	5,789,543
6.0%, 4-1-33	2,153	2,186,302
5.5%, 6-1-33	663	657,266
5.0%, 9-1-33	9,605	9,266,175
5.0%, 5-1-35	5,307	5,104,489
6.5%, 11-1-37	2,000	2,045,782
5.5%, 1-25-39	4,385	4,400,764
Federal National Mortgage Association Non-Agency REMIC/CMO,
4.5%, 12-25-34	6,000	5,860,141
Government National Mortgage Association Adjustable Rate Pass-Through Certificates,
3.75%, 1-20-34 (B)	833	823,886
Government National Mortgage Association Agency REMIC/CMO:
5.5%, 6-20-28 (Interest Only)	4,017	170,912
5.0%, 1-20-32	822	824,535
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
5.5%, 10-15-17	32	32,187
5.0%, 12-15-17	324	325,942
4.0%, 9-15-18	1,378	1,315,144
7.5%, 7-15-23	32	34,443
7.5%, 12-15-23	231	248,169
8.0%, 9-15-25	222	242,740
7.0%, 7-20-27	7	7,283
6.5%, 5-15-29	287	297,831
7.5%, 7-15-29	73	79,051
Government National Mortgage Association Non-Agency REMIC/CMO:
4.0%, 1-16-30	924	881,171
4.585%, 8-16-34	5,000	4,853,699
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 2003-2 Class E,
5.0%, 12-15-25	1,890	1,892,657
		320,573,034
Treasury Obligations - 11.85%
United States Treasury Bond Principal STRIPS,
0.0%, 11-15-21	17,000	9,133,879
United States Treasury Bond,
6.125%, 11-15-27	19,000	22,753,982
United States Treasury Notes:
4.125%, 8-31-12	24,850	25,737,220
4.25%, 8-15-13	33,300	34,772,493
8.0%, 11-15-21	8,900	12,089,395
		104,486,969

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 58.73%		$517,681,598

(Cost: $517,271,811)

SHORT-TERM SECURITIES

Commercial Paper
Clorox Co.,
2.8%, 7-9-08	1,000	999,378
Diageo Capital plc (Diageo plc),
3.15%, 7-1-08	5,090	5,090,000
Starbucks Corporation,
3.05%, 7-1-08	9,000	9,000,000
USAA Capital Corp.,
2.2%, 7-1-08	5,000	5,000,000

TOTAL SHORT-TERM SECURITIES - 2.28%		$20,089,378

(Cost: $20,089,378)

TOTAL INVESTMENT SECURITIES - 100.00%		$881,462,996

(Cost: $900,089,982)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

The following swap agreement was outstanding at June 30, 2008:
Counterparty	Reference Entity	Fixed Rate	Expiration Date	Notional Amount	Unrealized Depreciation

Morgan Stanley	Wachovia Corporation	1.94%	6-20-13	$(7,000,000)	$(62,819)

(A)Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(B)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under the guidelines established by the Board of Directors. At June 30, 2008, the total value of these securities amounted to $7,492,455 or 0.85% of total investments.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Board of Directors. At June 30, 2008, the total value of these securities amounted to $14,314,478, or 1.62% of total investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds, Inc.
(Registrant)

By	/s/Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: August 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: August 26, 2008

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: August 26, 2008